Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	12/31/2025	12/31/2024
Forestry development program	2,788,262	2,503,537
Advance to suppliers - others	76,818	92,133
	2,865,080	2,595,670

Current	76,818	92,133
Non-current	2,788,262	2,503,537